Quarterly Holdings Report
for
Fidelity® International Value Fund
January 31, 2024
FIV-NPRT1-0324
1.844602.117
Common Stocks - 95.3%
	Shares	Value ($)
Australia - 7.4%
BHP Group Ltd.	937,218	28,673,280
Commonwealth Bank of Australia	58,975	4,497,105
Glencore PLC	2,933,900	15,523,141
Macquarie Group Ltd.	85,414	10,539,187
Woodside Energy Group Ltd.	334,854	7,003,883
TOTAL AUSTRALIA		66,236,596
Belgium - 1.1%
KBC Group NV	99,016	6,471,759
UCB SA	33,100	3,122,823
TOTAL BELGIUM		9,594,582
Denmark - 0.3%
DSV A/S	13,700	2,451,065
Finland - 1.0%
Mandatum Holding OY	150,534	683,916
Sampo Oyj (A Shares)	193,634	8,116,159
TOTAL FINLAND		8,800,075
France - 12.3%
Air Liquide SA	58,870	11,016,543
Airbus Group NV	32,200	5,129,006
ALTEN	29,500	4,584,437
AXA SA	574,205	19,273,381
BNP Paribas SA	201,400	13,530,891
Capgemini SA	38,293	8,574,608
TotalEnergies SE	433,505	28,123,885
VINCI SA	105,900	13,377,536
Vivendi SA	668,692	7,555,363
TOTAL FRANCE		111,165,650
Germany - 10.4%
Bayer AG	98,800	3,074,322
Covestro AG (a)(b)	45,500	2,413,354
DHL Group	181,300	8,722,844
Fresenius SE & Co. KGaA	156,700	4,423,309
Hannover Reuck SE	44,800	10,757,893
Infineon Technologies AG	92,200	3,361,328
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	25,800	10,991,108
Rheinmetall AG	40,050	14,058,005
RWE AG	218,200	8,095,314
Siemens AG	114,139	20,433,607
Vonovia SE	220,529	6,869,999
TOTAL GERMANY		93,201,083
Hong Kong - 0.8%
Prudential PLC	674,566	6,929,524
India - 0.7%
Reliance Industries Ltd. GDR (b)	95,600	6,634,640
Indonesia - 0.5%
PT Bank Rakyat Indonesia (Persero) Tbk	13,852,694	4,990,233
Ireland - 0.6%
Bank of Ireland Group PLC	598,700	5,505,633
Italy - 4.7%
Eni SpA	860,900	13,723,899
Mediobanca SpA	646,825	8,597,992
Prysmian SpA	107,500	4,762,023
Ryanair Holdings PLC sponsored ADR (a)	64,300	8,590,480
UniCredit SpA	215,700	6,318,296
TOTAL ITALY		41,992,690
Japan - 25.0%
Daiichi Sankyo Kabushiki Kaisha	47,300	1,416,116
DENSO Corp.	655,900	10,302,911
Eisai Co. Ltd.	46,100	2,170,787
Fast Retailing Co. Ltd.	20,100	5,366,237
FUJIFILM Holdings Corp.	92,400	5,856,768
Fujitsu Ltd.	48,000	6,643,888
Hitachi Ltd.	293,900	23,085,947
Hoya Corp.	27,200	3,455,194
Ibiden Co. Ltd.	80,300	4,040,691
INPEX Corp.	389,800	5,298,342
Itochu Corp.	373,700	16,960,047
LY Corp.	736,300	2,290,654
Minebea Mitsumi, Inc.	195,770	4,046,607
Mitsubishi Heavy Industries Ltd.	109,100	7,277,352
Mitsubishi UFJ Financial Group, Inc.	2,038,961	19,098,030
NOF Corp.	46,200	2,086,566
ORIX Corp.	489,200	9,446,095
Renesas Electronics Corp. (a)	556,388	9,128,984
Shin-Etsu Chemical Co. Ltd.	374,400	14,737,205
SoftBank Group Corp.	84,500	3,647,919
Sony Group Corp.	66,000	6,472,514
Sumitomo Mitsui Financial Group, Inc.	294,600	15,323,142
Suzuki Motor Corp.	198,830	8,931,183
TIS, Inc.	104,701	2,328,743
Tokio Marine Holdings, Inc.	530,544	13,989,083
Toyota Motor Corp.	1,054,925	21,064,554
TOTAL JAPAN		224,465,559
Korea (South) - 0.8%
Samsung Electronics Co. Ltd.	136,250	7,403,478
Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	105,432	2,921,431
Netherlands - 4.5%
Shell PLC ADR	590,300	37,135,774
Universal Music Group NV	118,038	3,479,493
TOTAL NETHERLANDS		40,615,267
Singapore - 1.0%
United Overseas Bank Ltd.	423,905	8,935,298
South Africa - 0.7%
Anglo American PLC (United Kingdom)	246,540	5,876,941
Thungela Resources Ltd.	43,581	275,046
TOTAL SOUTH AFRICA		6,151,987
Spain - 2.5%
Banco Santander SA (Spain)	4,225,082	16,980,857
Cellnex Telecom SA (b)	101,800	3,916,996
Unicaja Banco SA (b)	1,685,700	1,616,791
TOTAL SPAIN		22,514,644
Sweden - 1.8%
Investor AB (B Shares)	675,240	15,955,328
Switzerland - 3.9%
Swiss Life Holding AG	9,543	6,871,800
UBS Group AG	498,658	14,914,861
Zurich Insurance Group Ltd.	25,651	13,052,151
TOTAL SWITZERLAND		34,838,812
United Kingdom - 9.5%
AstraZeneca PLC (United Kingdom)	82,612	10,952,438
B&M European Value Retail SA	545,900	3,587,774
BAE Systems PLC	1,344,974	20,061,795
Barratt Developments PLC	1,179,932	8,080,752
Beazley PLC	487,800	3,366,039
Flutter Entertainment PLC (a)	17,800	3,673,561
HSBC Holdings PLC (United Kingdom)	638,000	4,981,315
Imperial Brands PLC	244,209	5,862,268
JD Sports Fashion PLC	931,186	1,381,298
Lloyds Banking Group PLC	15,245,654	8,172,521
London Stock Exchange Group PLC	30,300	3,427,356
Rolls-Royce Holdings PLC (a)	1,095,700	4,159,772
Standard Chartered PLC (United Kingdom)	1,026,149	7,755,168
TOTAL UNITED KINGDOM		85,462,057
United States of America - 5.5%
CRH PLC	221,902	15,815,611
Ferguson PLC	32,816	6,175,776
Linde PLC	27,314	11,057,527
Sanofi SA	167,679	16,792,300
TOTAL UNITED STATES OF AMERICA		49,841,214
TOTAL COMMON STOCKS (Cost $711,614,725)		856,606,846

Nonconvertible Preferred Stocks - 0.6%
	Shares	Value ($)
Germany - 0.6%
Porsche Automobil Holding SE (Germany) (Cost $7,900,450)	117,800	5,881,043

Money Market Funds - 4.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c) (Cost $37,648,636)	37,641,108	37,648,636

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $757,163,811)	900,136,525
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,021,945)
NET ASSETS - 100.0%	899,114,580

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,581,781 or 1.6% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	17,765,904	90,117,505	70,234,773	349,113	-	-	37,648,636	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	-	2,951	2,951	-	-	-	-	0.0%
Total	17,765,904	90,120,456	70,237,724	349,113	-	-	37,648,636

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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